Subsequent Events (Details)		1 Months Ended	12 Months Ended
	Aug. 10, 2021	Sep. 22, 2021	Jun. 30, 2021	Sep. 15, 2021	Jul. 15, 2021	Jun. 23, 2021
Subsequent Events (Details) [Line Items]
Acquire equity interests	100.00%
E-Home pingtan description			(i) 100% of the equity interests of Fuzhou Yongheng Xin Electric Co., Ltd., a limited liability company established under the laws of the PRC on October 12, 2004; (ii) 100% of the equity interests of Fujian Happiness Yijia Family Service Co., Ltd., a limited liability company established under the laws of the PRC on January 19, 2015; and (iii) 51% of the equity interests of Yaxing Human Resource Management (Pingtan) Co., Ltd., a limited liability company established under the laws of the PRC on July 6, 2018. E-Home Pingtan also holds 20% of the equity interests of Fuzhou Fumao Health Science and Technology Co., Ltd. (“Fuzhou Fumao”), previously named Fuzhou Yiyanbao Information Technology Co., Ltd., a limited liability company established under the laws of the PRC on August 12, 2016.
Danyang Situ Fengyi Farm [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Tangible and intangible assets percentage					100.00%
Series of Individually Immaterial Business Acquisitions [Member] | Fuzhou Gulou Jiajiale Family Service Co. Ltd. [Member]
Subsequent Events (Details) [Line Items]
Equity interests percentage						100.00%
Series of Individually Immaterial Business Acquisitions [Member] | Fujian Happiness Yijia Family Service Co., Ltd. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interests percentage	33.00%
Series of Individually Immaterial Business Acquisitions [Member] | Fujian Zhi Xie Education Technology Development Co., Ltd. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interests percentage	55.00%
Series of Individually Immaterial Business Acquisitions [Member] | Fuzhou Ju Shang Enterprise Management Consulting Co., Ltd. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interests percentage	55.00%
Series of Individually Immaterial Business Acquisitions [Member] | Fuzhou Fumao Health Science and Technology Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interests percentage				47.00%
Maximum [Member] | Series of Individually Immaterial Business Acquisitions [Member] | Fuzhou Fumao Health Science and Technology Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interests percentage				67.00%
Minimum [Member] | Series of Individually Immaterial Business Acquisitions [Member] | Fuzhou Fumao Health Science and Technology Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interests percentage				20.00%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Acquire equity interests		33.00%
Equity interests		100.00%
Forecast [Member] | Series of Individually Immaterial Business Acquisitions [Member] | Fuzhou Sijie Cleaning Service Co., Ltd. [Member]
Subsequent Events (Details) [Line Items]
Equity interests percentage		51.00%